Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Revenue					$ 0	$ 14,068
Operating expenses:
Research and development	$ 4,594	$ 13,273	$ 15,949	$ 27,054	49,418	60,923
General and administrative	7,237	8,000	16,393	17,477	33,584	37,176
Total operating expenses	11,831	21,273	32,342	44,531	83,002	98,099
Loss from operations	(11,831)	(21,273)	(32,342)	(44,531)	(83,002)	(84,031)
Interest income	346	425	869	520	1,327	397
Interest expense	0	(208)	(284)	(386)	(961)	(764)
Realized gain (loss) on investments					3	(23)
Foreign exchange (loss) gain					(5)	16
Other income (expense), net	694	(227)	1,447	(260)	1,056	(266)
Loss before income taxes	(10,791)	(21,283)	(30,310)	(44,657)	(81,582)	(84,671)
Income tax benefit (provision)	(5)	(2)	(29)	(14)	2	(15)
Net loss	$ (10,796)	$ (21,285)	$ (30,339)	$ (44,671)	$ (81,580)	$ (84,686)
Net loss per share-basic	$ (0.3)	$ (0.61)	$ (0.85)	$ (1.28)	$ (2.33)	$ (2.47)
Net loss per share-diluted	$ (0.3)	$ (0.61)	$ (0.85)	$ (1.28)	$ (2.33)	$ (2.47)
Weighted-average shares of common stock outstanding-basic	35,800,821	34,976,409	35,563,754	34,894,001	35,075,924	34,351,274
Weighted-average shares of common stock outstanding-diluted	35,800,821	34,976,409	35,563,754	34,894,001	35,075,924	34,351,274